Debt and Other Financing Arrangements - Schedule of Debt and Other Financing Arrangements (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total long-term debt	$ 4,360,600	$ 4,360,600
Less debt issuance costs	21,459	23,455
Total amounts outstanding	4,339,141	4,337,145
Total amounts outstanding	4,339,141	4,337,145
Less current maturities	600,000
Total long-term debt due after one year	3,739,141	4,337,145
Notes, 5.75%, Due 2017 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000	600,000
Notes, 5.85%, Due 2018 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Notes, 4.125%, Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	600,000	600,000
Notes, 4.0%, Due 2023 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Notes, 6.40%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	650,000	650,000
Notes, 5.20%, Due 2043 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	500,000	500,000
Industrial Revenue Bonds [Member] | 0.30% to 1.00% Variable, Due from 2020 to 2040 [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 1,010,600	$ 1,010,600